Financial derivatives - Nominal amounts and fair values of trading and hedging financial derivatives	12 Months Ended
Dec. 31, 2022
Financial derivatives - Nominal amounts and fair values of trading and hedging financial derivatives
Financial derivatives - Nominal amounts and fair values of trading and hedging financial derivatives

32. Financial derivatives - Nominal amounts and fair values of trading and hedging financial derivatives

The breakdown of the fair value and nominal amount of trading financial derivatives asset as of December 31, 2021 and 2022 is as follows:

	12/31/2021		12/31/2022
Trading	Nominal	Fair Value	Nominal	Fair Value

Futures:
Foreign Currency Futures	12,453	—	48,013	—
Market Index Futures	72	—	—	—

Forwards:
Foreign Currency Forwards	261,701	5,042	187,753	6,723
Foreign Exchange (Spot)	30,428	88	21,769	215
Equity Forwards	—	—	—	—

Options:
Foreign Currency Options	88,639	1,874	117,173	2,321
Interest Rate Options	53,370	712	66,342	1,277
Market Index Options	281	45	55	12
Equity Options	775	85	2,379	162

Swaps:
IRS	3,577,417	94,895	3,863,421	158,553
CCS	486,767	76,649	523,287	59,553
Total Trading	4,511,903	179,390	4,830,192	228,816

As of December 31, 2021 and 2022, 179,390 million pesos and 228,816 million pesos (assets) are OTC financial derivatives of the total amount of the trading financial derivatives asset, respectively.

The breakdown of the fair value and nominal amount of hedging financial derivatives asset as of December 31, 2021 and 2022 is as follows:

	12/31/2021		12/31/2022
Hedging	Nominal	Fair Value	Nominal	Fair Value

Cash flow hedge:
CCS	11,125	4,547	5,553	189
Foreign Currency Forwards	57,669	5,233	41,079	5,069

Fair value hedge:
IRS	47,047	1,454	66,503	3,680
CCS	244	14	13,067	1,243
Total Hedging	116,085	11,248	126,202	10,181
Total Financial Derivatives Asset	4,627,988	190,638	4,956,394	238,997

The breakdown of the fair value and nominal amount of trading financial derivatives liability as of December 31, 2021 and 2022 is as follows:

	12/31/2021		12/31/2022
Trading	Nominal	Fair Value	Nominal	Fair Value

Futures:
Foreign Currency Futures	10,827	—	15,212	12
Market Index Futures	612	1	127	—

Forwards:
Foreign Currency Forwards	214,999	3,389	200,965	4,985
Foreign Exchange (Spot)	33,031	102	39,033	123

Options:
Foreign Currency Options	70,823	2,064	78,285	2,278
Interest Rate Options	78,509	915	104,644	1,921
Market Index Options	1,904	1,422	1,736	1,567
Equity Options	1,934	209	4,228	177

Swaps:
IRS	3,724,129	93,600	3,843,533	164,277
Equity Swaps	859	342	450	473
CCS	417,366	74,634	480,136	55,375
Total Trading	4,554,993	176,678	4,768,349	231,188

As of December 31, 2021 and 2022, 176,678 million pesos and 231,188 million pesos (liabilities), respectively are OTC financial derivatives of the total amount of the trading portfolio.

The breakdown of the fair value and nominal amount of hedging financial derivatives liability as of December 31, 2021 and 2022 is as follows:

	12/31/2021		12/31/2022
Hedging	Nominal	Fair Value	Nominal	Fair Value

Cash flow hedge:
IRS	7,311	42	—	—
CCS	2,704	864	3,340	371
Foreign Currency Forwards	7,289	238	12,279	885

Fair value hedge:
IRS	1,867	96	62,029	1,109
CCS	28,715	6,922	8,031	2,096
Total Hedging	47,886	8,162	85,679	4,461
Total Financial Derivatives Liability	4,602,879	184,840	4,854,028	235,649

As of December 31, 2021 and 2022, the collateral provided to engage in financial derivatives transactions in organized markets is as follows:

		12/31/2021	12/31/2022

Collateral provided:
Of which:
Mercado Mexicano de Derivados, S.A. de C.V.	Cash	4,326	5,946
Chicago Mercantile Exchange	Cash	1,934	431
Foreign financial institutions	Cash	1	153
		6,261	6,530

Deposits of collateral back up positions operated on the Mexican Derivatives Exchange Market (Mercado Mexicano de Derivados), such as futures based on the Indice de Precios y Cotizaciones (IPC) of Mexican Stock Exchange, USD futures, listed option futures, positions operated on the Chicago Mercantile Exchange such as Standard & Poor’s futures, US Treasury Notes futures and equity options, and positions operated through foreign financial institutions.

The guarantees and/or collateral delivered for the OTC financial derivatives transactions as of December 31, 2021 and 2022 are as follows:

		12/31/2021	12/31/2022

Financial assets at amortized cost - Loans and advances to credit institutions:
Of which (Note 7):
Mexican financial institutions	Cash	7,163	11,697
Foreign financial institutions	Cash	6,071	2,888
		13,234	14,585

Financial assets at amortized cost - Loans and advances to customers:
Of which (Note 11):
Mexican institutions	Cash	—	1,091
		—	1,091

Financial assets at fair value through profit or loss - Debt instruments:
Of which (Note 8):
Mexican financial institutions	Bonds	3,443	4,906
Foreign financial institutions	Bonds	2,932	2,171
		6,375	7,077

The guarantees and/or collateral received for the OTC financial derivatives transactions as of December 31, 2021 and 2022 are as follows:

		12/31/2021	12/31/2022

Deposits from credit institutions and Customer deposits:
Of which (Notes 19 and 20):
Mexican financial institutions	Cash	9,325	5,559
Foreign financial institutions	Cash	17,594	21,302
		26,919	26,861

		12/31/2021	12/31/2022

Memorandum accounts:
Of which (Note 31):
Mexican financial institutions	Bonds	4,491	4,541
		4,491	4,541

Upon executing transactions with OTC financial derivatives, the Bank agrees to deliver and/or receive collateral to cover any exposure to market risk and the credit risk of such transactions. Such collateral is contractually agreed to with each of the counterparties.

Currently, debt instruments, mainly government bonds, are posted as collateral for transactions with domestic financial entities. Cash deposits are used for transactions with foreign financial entities and institutional customers.

The nominal and/or contractual amounts of the financial derivatives contracts traded by the Bank do not reflect the actual risk assumed by the Bank since the net position in these financial instruments is the result of offsetting and/or combining them. The net position is used by the Bank to hedge interest rates, underlying asset prices or foreign currency risk and to assume directional exposure to risk factors limited by the Bank’s risk appetite. The results of these financial instruments are recognized in Gains/(losses) on financial assets and liabilities (net) in the consolidated income statement. If their purpose is to hedge other exposures, they increase or offset, as appropriate, the gains or losses on the hedged investments (see Note 12).

The Bank manages the credit risk exposure of these contracts through setting credit lines, establishing netting arrangements with its main counterparties and by receiving assets as collateral (see Note 2.f).

The cumulative credit risk exposure is measured in terms of Equivalent Credit Risk (hereinafter, “ECR”). ECR is composed of the Current Exposure of the contract (at fair value in the case of financial derivatives) and the Potential Future Exposure (hereinafter, “PFE”) which is defined as the maximum expected credit risk exposure over a specified period of time calculated at a 97.5% level of confidence and which expresses its potential future exposure. This metric is used internally for management purposes.

ECR by Profiles Methodology introduces the concept of Exposure Profile per deal, where risk exposure may vary depending on the time-band considered. There is not a unique exposure figure per deal. However, many exposures figure as time-bands are affected and each time-band exposure equals the maximum exposure within the time-band.

Deal risk aggregation per counterparty and per time-band requires aggregation of a Potential Future Exposure for each of the time-bands and considering the netting agreement for the Current Exposure and if applicable, collateral mitigation; so, there is an aggregated net exposure per counterparty as time-bands are impacted.

For financial derivatives, where ECR is equal to the Current Exposure plus the nominal amount multiplied by the risk factor, the Profiles Methodology implies that PFE figure is not unique but is calculated for each of the time-bands.

The Counterparty Credit Risk area compares, on a monthly basis, the nominal amounts used to calculate the PFE against the nominal amounts recognized in the accounting records and compares the Current Exposure amounts used for the Current Exposure of the ECR against the Current Exposure amounts also recognized in the accounting records.

As of December 31, 2021 and 2022, the cumulative net credit risk exposure of the Bank was 32,803 million pesos and 42,765 million pesos, respectively. Counterparty credit risk comprises financial derivatives, repurchase agreements and securities lending.  Received collateral is included with risk mitigation purposes to estimate exposure.